UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 09/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Asset Rotation Fund

AlphaCentric Smart Money Fund

September 30, 2014

AlphaCentric Funds

22 High Street

Huntington NY, 11743

1-844-223-8637

AlphaCentric Asset Rotation Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, compared to its benchmarks:

Since Inception **** -
September 30, 2014
Class A without load	(0.90)%
Class A with 5.75% load	(6.60)%
Class C	(0.90)%
Class I	(0.90)%
S&P 500 Total Return Index **	2.54%
MSCI The World Index Growth Gross (USD) ***	0.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, dividend expenses on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 2.00%, 2.75%, and 1.75% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Debt Fund	62.9%
Exchange Traded Funds - Equity Fund	29.4%
Other / Cash & Cash Equivalents	7.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

1

AlphaCentric Smart Money Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, compared to its benchmarks:

Since Inception **** -
September 30, 2014
Class A without load	(3.00)%
Class A with 5.75% load	(8.58)%
Class C	(3.00)%
Class I	(3.00)%
S&P 500 Total Return Index **	2.54%
Russell 2000 Total Return ***	(1.39)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.24% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 1.90%, 2.65%, and 1.65% for the AlphaCentric Smart Money Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The Russell 2000 Index measures the performance of approximately 2,000 small-cap companies of the biggest U.S. stocks.

****	The AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

Top 10 Holdings by Industry	% of Net Assets
Retail	14.6%
Pharmaceuticals	9.9%
Oil & Gas	9.4%
Healthcare - Products	6.9%
Diversified Financial Services	6.3%
REITS	5.9%
Banks	5.0%
Internet	3.8%
Electronics	3.6%
Commercial Services	3.6%
Other Assets Less Liabilities	31.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

2

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 92.3%
	DEBT FUND - 62.9%
103,842	iShares 20+ Year Treasury Bond ETF	$12,073,709

	EQUITY FUND - 29.4%
135,803	iShares MSCI Emerging Markets ETF	5,643,973
	TOTAL EXCHANGE TRADED FUNDS (Cost $18,049,881)	17,717,682

	SHORT-TERM INVESTMENT - 3.2%
612,854	Fidelity Institutional Money Market Funds-	612,854
	Money Market Portfolio to yield 0.09% * (Cost $612,854)

	TOTAL INVESTMENTS - 95.5% (Cost $18,662,735) (a)	$18,330,536
	OTHER ASSETS LESS LIABILITIES - 4.5%	872,832
	NET ASSETS - 100%	$19,203,368

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,662,735 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(332,199)
Net Unrealized Depreciation:	$(332,199)

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

See accompanying notes to financial statements.

3

AlphaCentric Smart Money Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value
	COMMON STOCKS - 93.2%
	AIRLINES - 1.1%
145	United Continental Holdings, Inc. *	$6,785

	APPAREL - 2.8%
684	Unifi, Inc. *	17,716

	BANKS - 5.0%
284	American National Bankshares, Inc.	6,461
978	Bank of Commerce Holdings	6,005
125	Independent Bank Group, Inc.	5,931
955	KeyCorp	12,730
		31,127
	BUILDING MATERIALS - 2.8%
429	Fortune Brands Home & Security, Inc.	17,636

	COMMERCIAL SERVICES - 3.6%
631	ADT Corp.	22,375

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
564	Ally Financial, Inc. *	13,051
1,835	Ladenburg Thalmann Financial Services, Inc. *	7,781
757	Synchrony Financial *	18,584
		39,416
	ELECTRONICS - 3.6%
2,200	Flextronics International Ltd. *	22,704

	HEALTHCARE-PRODUCTS - 6.9%
275	Covidien PLC	23,790
4,831	Digirad Corp.	18,986
		42,776
	INSURANCE - 2.1%
240	American International Group, Inc.	12,965

	INTERNET - 3.8%
418	Lands’ End, Inc. *	17,188
495	Liquidity Services, Inc. *	6,806
		23,994
	IRON/STEEL - 2.9%
1,750	Cliffs Natural Resources, Inc.	18,165

	LEISURE TIME - 1.9%
623	Interval Leisure Group, Inc.	11,868

	MACHINERY-DIVERSIFIED - 1.9%
164	DXP Enterprises, Inc. *	12,084

See accompanying notes to financial statements.

4

AlphaCentric Smart Money Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	MINING - 0.8%
349	Ring Energy, Inc. *	$5,144

	MISCELLANEOUS MANUFACTURING - 1.0%
366	Myers Industries, Inc.	6,456

	OIL & GAS - 9.4%
230	Chesapeake Energy Corp.	5,288
1,391	Energy XXI Bermuda Ltd.	15,788
59	Occidental Petroleum Corp.	5,673
174	Phillips 66	14,148
760	Seventy Seven Energy, Inc. *	18,042
		58,939
	OIL & GAS SERVICES - 2.9%
585	NOW, Inc. *	17,790

	PHARMACEUTICALS - 9.9%
555	Herbalife Ltd.	24,281
210	Mallinckrodt PLC *	18,932
935	Minerva Neurosciences, Inc. *	5,657
108	Omnicare, Inc.	6,724
772	OPKO Health, Inc. *	6,570
		62,164
	REITS - 5.9%
366	Ashford Hospitality Prime, Inc.	5,574
800	Brixmor Property Group, Inc.	17,808
857	Invesco Mortgage Captial, Inc.	13,472
		36,854
	RETAIL - 14.6%
465	Bob Evans Farms, Inc.	22,013
675	Conn’s, Inc. *	20,432
400	Dicks’s Sporting Goods, Inc.	17,552
1,101	Regis Corp.	17,572
496	Texas Roadhouse, Inc. - Cl. A	13,809
		91,378
	SAVINGS & LOANS - 1.1%
1,424	United Community Financial Corp.	6,664

	TELECOMMUNICATIONS - 2.9%
809	Comverse, Inc. *	18,065

	TOTAL COMMON STOCKS (Cost $604,337)	583,065

See accompanying notes to financial statements.

5

AlphaCentric Smart Money Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
14,676	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, 0.09%** (Cost $14,676)	$14,676

	TOTAL INVESTMENTS - 95.5% (Cost $619,013) (a)	$597,741
	OTHER ASSETS LESS LIABILITIES - 4.5%	28,233
	NET ASSETS - 100.0%	$625,974

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $619,013 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$9,098
Unrealized Depreciation:	(30,370)
Net Unrealized Depreciation:	$(21,272)

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

REITS - Real Estate Investment Trusts.

See accompanying notes to financial statements.

6

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2014

	AlphaCentric	AlphaCentric
	Asset Rotation Fund	Smart Money Fund
ASSETS
Investment securities:
At cost	$18,662,735	$619,013
At value	$18,330,536	$597,741
Receivable for Fund shares sold	905,282	20,000
Dividends and interest receivable	60	583
Due from Manager	—	8,750
Prepaid expenses and other assets	17,029	3,116
TOTAL ASSETS	19,252,907	630,190

LIABILITIES
Payable for Fund shares repurchased	35,000	—
Management fees payable	3,130	—
Distribution (12b-1) fees payable	5,801	—
Fees payable to other related parties	2,159	832
Accrued expenses and other liabilities	3,449	3,384
TOTAL LIABILITIES	49,539	4,216
NET ASSETS	$19,203,368	$625,974

Composition of Net Assets:
Paid in capital	$19,362,076	$647,091
Accumulated net investment income (loss)	(28,476)	357
Accumulated net realized gain (loss) from security transactions	201,967	(202)
Net unrealized depreciation on investments	(332,199)	(21,272)
NET ASSETS	$19,203,368	$625,974

See accompanying notes to financial statements.

7

AlphaCentric Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

September 30, 2014

	AlphaCentric	AlphaCentric
	Asset Rotation Fund	Smart Money Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$15,784,301	$84,995
Shares of beneficial interest outstanding (a)	1,592,391	8,763
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.91	$9.70
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.51	$10.29

Class C Shares:
Net Assets	$222,482	$970
Shares of beneficial interest outstanding (a)	22,452	100
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.91	$9.70

Class I Shares:
Net Assets	$3,196,585	$540,009
Shares of beneficial interest outstanding (a)	322,433	55,666
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$9.91	$9.70

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

8

AlphaCentric Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended September 30, 2014

	AlphaCentric	AlphaCentric
	Asset Rotation Fund (a)	Smart Money Fund (b)
INVESTMENT INCOME
Dividends	$—	$973
Interest	148	8
TOTAL INVESTMENT INCOME	148	981

EXPENSES
Management fees	29,764	666
Distribution (12b-1) fees:
Class A	5,701	12
Class C	180	2
Administrative fees	3,945	3,945
Audit fees	2,727	2,727
Printing and postage expenses	2,479	2,479
MFund service fees	2,013	855
Legal fees	1,984	1,984
Compliance officer fees	1,644	1,644
Registration fees	1,426	742
Trustees fees and expenses	1,339	1,339
Custodian fees	531	493
Insurance expense	248	248
Other expenses	744	744
TOTAL EXPENSES	54,725	17,880

Less: Fees waived\expenses reimbursed by the Manager	(26,101)	(17,256)
NET EXPENSES	28,624	624

NET INVESTMENT GAIN (LOSS)	(28,476)	357

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	201,967	(202)
Net change in unrealized depreciation on:
Investments	(332,199)	(21,272)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(130,232)	(21,474)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(158,708)	$(21,117)

(a)	AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

(b)	AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

9

AlphaCentric Funds

STATEMENTS OF CHANGES IN NET ASSETS

	AlphaCentric	AlphaCentric
	Asset Rotation Fund (a)	Smart Money Fund (b)
	For the	For the
	Period Ended	Period Ended
	September 30, 2014	September 30, 2014
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(28,476)	$357
Net realized gain (loss) from investments	201,967	(202)
Net change in unrealized depreciation on investments	(332,199)	(21,272)
Net decrease in net assets resulting from operations	(158,708)	(21,117)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,482,188	93,239
Class C	227,400	1,000
Class I	3,221,645	556,750
Payments for shares repurchased:
Class A	(559,157)	(3,898)
Class I	(10,000)	—
Net increase in net assets from shares of beneficial interest	19,362,076	647,091

TOTAL INCREASE IN NET ASSETS	19,203,368	625,974

NET ASSETS
Beginning of Period	—	—
End of Period *	$19,203,368	$625,974
* Includes accumulated net investment income (loss) of:	$(28,476)	$357

SHARE ACTIVITY
Class A:
Shares Sold	1,647,577	9,156
Shares Repurchased	(55,186)	(393)
Net increase in shares of beneficial interest outstanding	1,592,391	8,763

Class C:
Shares Sold	22,452	100
Net increase in shares of beneficial interest outstanding	22,452	100

Class I:
Shares Sold	323,442	55,666
Shares Repurchased	(1,009)	—
Net increase in shares of beneficial interest outstanding	322,433	55,666

(a)	AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

(b)	AlphaCentric Smart Money Fund commenced operations on July 31, 2014.

See accompanying notes to financial statements.

10

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2014 (1)	2014 (1)	2014 (1)
	(Unaudited)	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.02)	(0.02)
Net realized and unrealized loss on investments	(0.07)	(0.07)	(0.07)
Total from investment operations	(0.09)	(0.09)	(0.09)

Net asset value, end of period	$9.91	$9.91	$9.91

Total return (3)(6)	(0.90)%	(0.90)%	(0.90)%

Net assets, at end of period (000s)	$15,784	$222	$3,197

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	1.93%	2.68%	1.68%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%	1.24%	1.24%
Ratio of net investment loss to average net assets (5)(7)(8)	(1.24)%	(1.24)%	(1.23)%

Portfolio Turnover Rate (6)	62%	62%	62%

(1)	The AlphaCentric Asset Rotation Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

AlphaCentric Smart Money Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30,	September 30,	September 30,
	2014 (1)	2014 (1)	2014 (1)
	(Unaudited)	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment gain (2)	0.01	0.01	0.01
Net realized and unrealized loss on investments	(0.31)	(0.31)	(0.31)
Total from investment operations	(0.30)	(0.30)	(0.30)

Net asset value, end of period	$9.70	$9.70	$9.70

Total return (3)(6)	(3.00)%	(3.00)%	(3.00)%

Net assets, at end of period (000s)	$85	$970 (9)	$540

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	40.64%	41.39%	40.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%	1.24%	1.24%
Ratio of net investment gain to average net assets (5)(7)(8)	0.87%	0.45%	0.70%

Portfolio Turnover Rate (6)	3%	3%	3%

(1)	The AlphaCentric Smart Money Fund Class A, C and I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

12

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified. The Funds investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Smart Money Fund commenced operations on July 31, 2014. The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s sub-advisor is Catalyst Capital Advisors LLC.

The Funds offer three classes of shares, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

13

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Funds’ assets measured at fair value:

AlphaCentric Asset Rotation Fund

Assets		Level 2
	Level 1	(Other Significant
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds(b)	$17,717,682	$—	$17,717,682
Short-Term Investments	612,854	—	612,854
Total	$18,330,536	$—	$18,330,536

AlphaCentric Smart Money Fund

Assets		Level 2
	Level 1	(Other Significant
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stocks(c)	$583,065	$—	$583,065
Short-Term Investments	14,676	—	14,676
Total	$597,741	$—	$597,741

(a)	As of and during the period ended September 30, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b)	All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) by major index classification, please refer to the Portfolio of Investments.

(c)	For a detailed break-out of common stocks by industry, by please refer to the Portfolio of Investments.

During the period ended September 30, 2014, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)          Federal Income Tax - The Funds have qualified and intend to continue to qualify as a regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended September 30, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of September 30, 2014, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (none) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c)          Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d)          Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)          Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)          Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

14

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)          Redemption Fees and Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the period ended September 30, 2014, there were redemption fees of $0 paid to the AlphaCentric Asset Rotation Fund and there were $10,233 in CDSC fees paid to the Manager. For the period ended September 30, 2014, there were redemption fees of $0 paid to the AlphaCentric Smart Money Fund and there were $11,227 in CDSC fees paid to the Manager.

(2)	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

AlphaCentric Asset Rotation Fund

Purchases	Sales
$ 27,925,223	$ 10,077,309

AlphaCentric Smart Money Fund

Purchases	Sales
$ 616,387	$ 11,849

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds (the “Manager”) pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% and 1.25% of average net assets of the AlphaCentric Smart Money Fund and AlphaCentric Asset Rotation Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended September 30, 2014, management fees of $29,764 and $666 were incurred by the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.24% and 1.24% of average daily net assets for the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, through July 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

15

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

For the period ended September 30, 2014, the Manager has waived/reimbursed expenses of the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund that may be recovered no later than June 30 for the years indicated below:

2017
AlphaCentric Asset Rotation Fund	$26,101

AlphaCentric Smart Money Fund	$17,256

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended September 30, 2014, the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund incurred $2,013 and $855 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

As of April 1, 2014, the Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Funds, are paid a quarterly retainer of $350 and receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. Prior to April 1, 2014, the Trustees who are not “interested persons” were paid a quarterly retainer of $250, $500 per Valuation Committee meeting and per special board meeting attended at the discretion of the Chairman, and the Chairman of the Trust’s Audit Committee received an additional fee of $400 per Fund in the Trust per year.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares, up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the period ended September 30, 2014, the AlphaCentric Asset Rotation Fund received $17,094 and AlphaCentric Smart Money Fund received $4,762 in underwriter commissions from the sale of shares of the Fund.

(4)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the iShares 20+ Year Treasury Bond ETF and iShares MSCI Emerging Markets ETF. The financial statements of the iShares 20+ Year Treasury Bond ETF and iShares MSCI Emerging Markets ETF , including the portfolio of investments, can be found at iShares’s website www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the percentage of net assets invested in the iShares 20+ Year Treasury Bond ETF was 62.9% and the percentage of net assets invested in the iShares MSCI Emerging Markets ETF was 29.4% for AlphaCentric Asset Rotation Fund.

16

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

(5)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

17

AlphaCentric Funds
EXPENSE EXAMPLES
September 30, 2014 (Unaudited)

As a shareholder of AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Asset Rotation Fund and AlphaCentric Smart Money Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses		Expenses
	Annualized	Account	Ending	Paid	Ending	Paid
	Expense	Value	Account Value	During	Account Value	During
	Ratio	8/1/14	9/30/14	Period*	9/30/14	Period

AlphaCentric Asset Rotation Fund – Class A	1.24%	$1,000.00	$991.00	$2.06	$1,006.28	$2.08
AlphaCentric Asset Rotation Fund – Class C	1.24%	$1,000.00	$991.00	$2.06	$1,006.28	$2.08
AlphaCentric Asset Rotation Fund – Class I	1.24%	$1,000.00	$991.00	$2.06	$1,006.28	$2.08

AlphaCentric Smart Money Fund – Class A	1.24%	$1,000.00	$970.00	$2.04	$1,006.28	$2.08
AlphaCentric Smart Money Fund – Class C	1.24%	$1,000.00	$970.00	$2.04	$1,006.28	$2.08
AlphaCentric Smart Money Fund – Class I	1.24%	$1,000.00	$970.00	$2.04	$1,006.28	$2.08

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (61) divided by the number of days in the fiscal year (365).
18

AlphaCentric
Additional Information (Unaudited)
September 30, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Consideration and Approval of Management Agreement with AlphaCentric Advisors, LLC with respect to the AlphaCentric Asset Rotation Fund

In connection with a meeting held on May 15, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a management agreement between the Trust, with respect to the AlphaCentric Asset Rotation Fund (the “Fund”), and AlphaCentric Advisors, LLC (“AlphaCentric”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement with respect to the Fund, the Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, AlphaCentric’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund (“AlphaCentric 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees noted that AlphaCentric is a newly formed company owned in part by one of the board members and principal of the adviser to other funds in the Trust. They considered their long-term relationship with the affiliated advisor and owner. They noted the affiliated advisor’s principal and part owner of AlphaCentric has shown the ability to assemble strong teams that produce good results for shareholders, and agreed that they expect this to carry over to AlphaCentric. The Trustees reviewed the allocation of responsibilities between AlphaCentric and the Fund’s sub-advisor with respect to the Fund. They noted AlphaCentric will be responsible for supervising the sub-advisor, coordinating and monitoring services for the Fund including coordination of marketing efforts and compliance monitoring including monitoring for adherence to the Fund’s strategy, monitoring the Fund’s track records and performance, and acknowledged that AlphaCentric bears a heightened reporting responsibility to the Board and shareholders. The Trustees reviewed the background of the key personnel responsible for the management of the Fund and agreed that they appear skilled to monitor performance relative to peers and in keeping with strategy. The Trustees concluded that AlphaCentric has the potential to deliver services to the Fund and its shareholders in line with the Board’s expectations.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Trustees noted that AlphaCentric would be supervising the sub-advisor’s portfolio selection and investment management of the Fund’s portfolio and, therefore, agreed that AlphaCentric’s past performance as a portfolio manager was not particularly relevant here. The Board discussed the information contained in AlphaCentric’s 15(c) Response and noted the significant experience among AlphaCentric personnel in analyzing and monitoring performance of investment advisors, and the Trustees agreed that AlphaCentric is well suited to select and monitor sub-advisors for the Fund’s strategies. The Trustees concluded that, based on the experience and qualifications of the

19

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2014

compliance and management team, AlphaCentric was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Fees and Expenses. The Trustees noted AlphaCentric proposed to charge an advisory fee of 1.25% in connection with its services to AlphaCentric Asset Rotation Fund. They noted the proposed fee is higher than the peer group average of 0.98% and Morningstar Tactical Allocation category average of 0.79%, and the highest fee within the peer group’s high/low range in fees. The Trustees further noted that the Fund’s estimated net expense ratio of 1.49% for Class A shares (after the effect of the proposed expense limitation agreement), compares favorably to the peer group average of 2.05% and Morningstar category average of 1.68%. The Trustees acknowledged that the expense ratio after waiver was among lowest in its peer group with only one fund offering a lower expense ratio of 1.22%. After further discussion, the Trustees agreed that the proposed fee did not appear to be unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCentric. They noted that because the Fund had not yet commenced operations, the profitability analysis provided is merely an estimate based on projected asset growth over the first 12 months of operations. They also considered that AlphaCentric anticipates realizing a net loss from Fund for the initial fiscal year. After further discussion, based on the information provided by AlphaCentric, the Trustees concluded the estimated profitability appeared reasonable.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of Sub-Advisory Agreement Between AlphaCentric Advisors, LLC and Keystone Wealth Advisors, LLC with respect to the AlphaCentric Asset Rotation Fund

In connection with a meeting held on May 15, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between AlphaCentric Advisors, LLC (“AlphaCentric”) and Keystone Wealth Advisors, LLC (“Keystone”) with respect to the AlphaCentric Asset Rotation Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations, the Trustees reviewed materials prepared by Keystone and noted that Keystone is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

The Trustees reviewed Keystone’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, Keystone’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the sub-adviser’s anticipated profitability from managing the Fund (“Keystone 15(c) Response”).

Nature, Extent and Quality. The Trustees reviewed the Keystone 15(c) response and discussed the background and experience of the key personnel responsible for servicing the Fund. They noted that the persons primarily responsible for Fund management have significant experience in the financial industry, and with the use of the sub-advisor’s proprietary strategy tools. They considered that Keystone is a state registered investment advisor in the process of registering as an RIA with the SEC, and noted no significant regulatory or litigation issues during the previous two year period. The Trustees noted Keystone’s strong historical track record including back testing, models and actual investment returns. After further discussion, the Trustees concluded that Keystone and its personnel appear to be well qualified to manage the Fund’s portfolio consistent with the proposed strategy.

Performance. The Trustees reviewed the performance information provided by Keystone. They noted the model performance results for the SMA dating back to 2003, and actual performance for the SMA dating back to 2011 indicate strong returns. They also reviewed Keystone’s custom index results noting that although an investor cannot invest directly in an index, the Fund’s proposed strategy is substantially similar to that of the index and indicates the strategy, under the portfolio management of Keystone, has the potential to deliver favorable results to shareholders. After further discussion, the Trustees concluded that the strategy performance, as presented by Keystone, appears promising.

20

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2014

Fees and Expenses. The Trustees noted Keystone will receive 0.50% of the net advisory fee in connection with its relationship with the Fund. They reviewed the fees charged by Keystone to other clients noting that the fee compares favorably to these fees. The Trustees discussed the overall fee structure noting they were gratified that AlphaCentric was able to negotiate a favorable fee structure with Keystone for shareholders. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Keystone and considered whether the anticipated profits were reasonable in light of the services provided to the Fund. They noted Keystone does not anticipate earning a profit during the initial year of operations. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. They considered that Keystone receives a portion of the advisory fee, and, therefore, any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees concluded that economies were not anticipated to be reached during the initial period of the advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between AlphaCentric and Keystone is in the best interests of the Fund and its future shareholders.

Consideration and Approval of Management Agreement with AlphaCentric Advisors, LLC with respect to the AlphaCentric Smart Money Fund

In connection with a meeting held on May 15, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a management agreement between the Trust, with respect to the AlphaCentric Smart Money Fund (the “Fund”), and AlphaCentric Advisors, LLC (“AlphaCentric”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed AlphaCentric’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, AlphaCentric’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund (“AlphaCentric 15(c) Response”).

Nature, Extent and Quality of Services. The Trustees noted that AlphaCentric is a newly formed company owned in part by one of the board members and principal of an adviser to other series of the Trust. They considered their long-term relationship with the affiliated advisor and owner. They noted the affiliated advisor’s principal and part owner of AlphaCentric has shown the ability to assemble strong teams that produce good results for shareholders, and agreed that they expect this to carry over to AlphaCentric. The Trustees reviewed the allocation of responsibilities between AlphaCentric and the sub-advisor with respect to the Fund. They noted AlphaCentric will be responsible for supervising the sub-advisor, coordinating and monitoring services for the Fund including coordination of marketing efforts and compliance monitoring including monitoring for adherence to the Fund’s strategy, monitoring the Fund’s track record and performance, and acknowledged that AlphaCentric bears a heightened reporting responsibility to the Board and shareholders. The Trustees reviewed the background of the key personnel responsible for the management of the Fund and agreed that they appear skilled to monitor performance relative to peers and in keeping with strategy. The Trustees concluded AlphaCentric has the potential to deliver services to the Fund and its shareholders in line with the Board’s expectations.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Trustees noted that AlphaCentric would be supervising the sub-advisor’s portfolio selection and investment management of the Fund’s portfolio and, therefore, agreed that AlphaCentric’s past performance as a portfolio manager was not particularly relevant here. The Board discussed the information contained in the AlphaCentric

21

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2014

15(c) Response and noted the significant experience among AlphaCentric personnel in analyzing and monitoring performance of investment advisors, and the Trustees agreed that AlphaCentric is well suited to select and monitor sub-advisors for the Fund’s strategies. The Trustees concluded that, based on the experience and qualifications of the compliance and management team, AlphaCentric was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Fees and Expenses. The Trustees noted AlphaCentric proposed to charge an advisory fee of 1.25% in connection with its services to the Fund. They considered that the proposed fee is higher than the peer group and Morningstar Mid Cap Blend category averages, but within the range of fees charged by funds in the peer group (0.75%-1.50%) and in the Morningstar category. The Trustees further noted AlphaCentric has contractually agreed to limit the Fund’s total operating expenses to 1.24%, which compares well to the higher average peer group expense ratio of 1.67%. The Trustees noted the unique nature of the Fund’s strategy and agreed that it warrants a premium. After further discussion, the Trustees concluded that the proposed fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCentric. They noted that because the Fund had not yet commenced operations, the profitability analysis provided is merely an estimate based on projected asset growth over the first 12 months of operations. They considered that AlphaCentric anticipates realizing a net loss in connection with its relationship with the Fund for the initial fiscal year. After further discussion, based on the information provided by AlphaCentric, the Trustees concluded the estimated profitability appeared reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They discussed the anticipated growth prospects of the Fund. The Trustees noted that AlphaCentric will invest significant resources in the launch of the Fund any economies are not likely to be realized in the near term. The Trustees concluded that economies were not anticipated to be reached during the initial period of the Management Agreement, and agreed that the matter of economies of scale would be revisited as to the Fund if the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of Sub-Advisory Agreement Between AlphaCentric Advisors, LLC and Catalyst Capital Advisors, LLC with respect to the AlphaCentric Smart Money Fund

In connection with a meeting held on May 15, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between AlphaCentric Advisors, LLC (“AlphaCentric”) and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to the AlphaCentric Smart Money Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations, the Trustees reviewed materials prepared by Catalyst and noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

The Trustees reviewed Catalyst’s responses to a series of questions regarding, among other things, the sub-adviser’s past investment performance, Catalyst’s proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund (“Catalyst 15(c) Response”).

Nature, Extent and Quality. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Sub-Advisory Agreement and, at the Trustees request, a representative from Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst will manage the Fund’s investment program, subject to the oversight of AlphaCentric. The Trustees discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s funds with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst in its role as advisor to several existing funds in the Trust, and agreed that the Board

22

AlphaCentric
Additional Information (Unaudited)(Continued)
September 30, 2014

has had a positive experience over the years with the Catalyst. They noted Catalyst continues to enhance the resources available to manage the Fund, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. The Trustees considered the performance of Catalyst as advisor to an existing series of the Trust with a substantially similar investment strategy. They noted the fund’s strong, positive returns since inception, and agreed that they have been satisfied with Catalyst’s performance. After further discussion, the Trustees concluded Catalyst has the skill and experience to provide reasonable returns to the Fund and its future shareholders.

Fees and Expenses. The Trustees noted Catalyst will receive 0.625% of the overall advisory fee for its services to the Fund. They noted the fee is lower than that changed by Catalyst in its capacity as advisor to other funds with similar investment strategies. They Trustees revisited their discussion of the overall advisory fee noting its reasonableness and that the sub-advisory fee would not increase the total expenses to shareholders. They agreed that the sub-advisory fee is consistent with the allocation of responsibilities between AlphaCentric and sub-advisor. After further discussion, the Trustees concluded that the sub-advisory fees was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Catalyst and considered whether Catalyst would be excessively profitable in connection with its relationship with the Fund. They noted Catalyst anticipates realizing a net loss in connection with its relationship with the Fund during the initial year of the Sub-Advisory Agreement, and is not likely to achieve any meaningful economies in the near term. After further discussion, the Trustees concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was an advisor level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. They considered that Catalyst receives a portion of the advisory fee, and, therefore, any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees noted that AlphaCentric and Catalyst will invest significant resources in the launch of the Fund any economies are not likely to be realized in the near term. The Trustees concluded that economies were not anticipated to be reached during the initial period of the advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees unanimously determined that the approval of the Sub-Advisory Agreement between AlphaCentric and Catalyst is in the best interests of the Fund and its future shareholders.

23

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentricAdvisors , LLC
22 High Street
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Audit Services, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: December 11, 2014